Long-Term Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Prepaid Expenses [Abstract]
Schedule of long-term prepaid expenses
	December 31,
	2015	2014
Long-term prepaid rental expenses	$357,239	$377,794
Less: Accumulated amortization	(37,212)	(20,464)
	$320,027	$357,330